Share based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of December 31, 2022 and 2021:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2020	—	—	—
Granted	15.80	157,187	7.62
At December 31, 2021	15.80	157,187	7.62
Granted	14.10	304,409	7.41
At December 31, 2022	15.32	461,596	7.14

Weighted-average Assumptions
The fair values of the options granted during the years ended December 31, 2022 and 2021 were determined on the date of the grant using the following assumptions:

	Year ended December 31, 2022	Year ended December 31, 2021
Share price, in USD	9.46 - 19.42	15.00 - 23.74
Strike price, in USD – employees (weighted average)	14.10	18.45
Strike price, in USD – non-executive directors	—	2.05
Expected volatility	87% - 92%	90% - 95%
Award life (weighted average)	6	5.95
Expected dividends	—	—
Risk-free interest rate	1.74% - 3.69%	0.97% - 1.25%